RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - Other accounts receivable and contract assets for corporate customers (Details) - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	7,238,645	4,719,510
Sovereign | Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers
Disclosure of financial assets [line items]
Financial assets	6,773,024	4,328,028
Sovereign | Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	6,773,024	4,328,028
Financial Entities | Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers
Disclosure of financial assets [line items]
Financial assets	465,621	391,482
Financial Entities | Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	$ 465,621	$ 391,482